Net loss per share and dividends per share - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 15, 2024	Feb. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			176,360	532,642	3,704,694
Dividends Payable, Amount Per Share		$ 0.21	$ 0.21
Payment of preferred dividends			$ 3,400	$ 3,285	$ 792
Preferred stock dividend accrued			$ 600	$ 600
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			716,452	908,209	546,935
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash dividends	$ 8,700	$ 8,700	$ 47,200	$ 0	$ 0